Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of June 30, 2023 and December 31, 2022 are summarized as follows:

	June 30, 2023	December 31, 2022
Trade payable	€2,096,225	€2,412,588
VAT payable	95,805	37,127
Payroll taxes payable	39,251	46,268
Customer deposits	-	156,886
	€2,231,281	€2,652,869